COMPANY'S OPERATIONS - Acquisition of tissue business in Brazil (Details) R$ in Thousands, $ in Thousands	Nov. 01, 2023 BRL (R$)	Sep. 15, 2023 BRL (R$)	Jun. 01, 2023 BRL (R$)	Jun. 01, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
COMPANY'S OPERATIONS
Equity					R$ (44,810,300)	R$ (33,166,365)	R$ (15,175,130)	R$ (7,337,378)
Property, plant and equipment					59,289,069	50,656,634	R$ 38,169,703
Goodwill					228,887	R$ 233,399
Kimberly-Clark's tissue business in Brazil
COMPANY'S OPERATIONS
Expected price of business combination		R$ 1,060,718	R$ 1,072,657	$ 212,029,000
Reimbursement referring to the variation in the final balance related to working capital		R$ 11,939
MMC Brasil [Member]
COMPANY'S OPERATIONS
Equity					587,226
Inventories					7,120
Property, plant and equipment					105,858
Trademark and patents					189,655
Net identifiable assets acquired					889,859
Goodwill					R$ 170,859
Administrative expenses	R$ 22,752